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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:     028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                  May 13, 2011
--------------------         ------------------           -------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               1
                                                        -----------

Form 13F Information Table Entry Total:                         57
                                                        -----------

Form 13F Information Table Value Total:                 $3,083,503
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                              Perry Corp
                                                     Form 13F Information Table
                                                   Quarter ended  March 31, 2011


COLUMN 1                      COLUMN 2        COLUMN 3  COLUMN 4   COLUMN 5                 COLUMN 6 COLUMN 7 COLUMN 8

                                                          VALUE    SHRS OR   SH/  PUT/       INVST    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL       DISCR    MANGRS SOLE  SHARED    NONE
----------------------------  -------------- ---------  --------  ---------  ---  ----       -----    ------ ---- ---------  ----
Aeropostale Inc                COM           007865108  $24,563   1,010,000  SH              Shared     1         1,010,000
American Eagle Outfitters      COM           02553E106  $20,657   1,300,000  SH              Shared     1         1,300,000
American Tower Corp            CL A          029912201  $44,047     850,000  SH              Shared     1           850,000
Avis Budget Group, Inc         COM           053774105  $17,015     950,000  SH   CALL       Shared     1           950,000
Big Lots Inc                   COM           089302103  $41,259     950,000  SH              Shared     1           950,000
BJ'S Wholesale Club Inc        COM           05548J106  $80,218   1,643,141  SH              Shared     1         1,643,141
BMC Software Inc               COM           055921100 $100,497   2,020,443  SH              Shared     1         2,020,443
Brookfield Infrastructure
Partners LP                    LP INT UNIT   G16252101   $5,987     269,448  SH              Shared     1           269,448
CapitalSource Inc              COM           14055X102  $41,877   5,948,500  SH              Shared     1         5,948,500
Cephalon Inc                   COM           156708109  $53,256     700,000  SH              Shared     1           700,000
Cisco Systems Inc              COM           17275R102  $25,725   1,500,000  SH   CALL       Shared     1         1,500,000
Citigroup                      COM           172967101 $131,274  29,700,000  SH              Shared     1        29,700,000
Columbia Labs Inc              COM           197779101   $6,342   1,682,243  SH              Shared     1         1,682,243
Dollar Thrifty Automotive Gp   COM           256743105     $934      14,000  SH              Shared     1            14,000
Doral Financial Corp           COM           25811P886   $1,650   1,499,999  SH              Shared     1         1,499,999
El Paso Corp                   COM           28336L109  $27,000   1,500,000  SH              Shared     1         1,500,000
Enzon Pharmaceuticals Inc      COM           293904108  $31,443   2,890,000  SH              Shared     1         2,890,000
Exco Resources Inc             COM           269279402  $45,452   2,200,000  SH              Shared     1         2,200,000
Ford Motor Company             COM PAR $0.01 345370860  $13,419     900,000  SH              Shared     1           900,000
General Motors Co              COM           37045V100 $100,847   3,249,968  SH              Shared     1         3,249,968
Genworth Financial Inc         COM CL A      37247D106 $122,688   9,115,000  SH              Shared     1         9,115,000
Genzyme Corp                   COM           372917104 $439,983   5,777,845  SH              Shared     1         5,777,845
Hartford Financial Svcs Group  *W EXP
Inc                            06/26/2019    416515120   $3,140     171,200  SH              Shared     1           171,200
Iron Mountain Inc              COM           462846106  $78,818   2,523,788  SH              Shared     1         2,523,788
ISHARES INC                    MSCI BRAZIL   464286400  $24,571     317,000  SH   PUT        Shared     1           317,000
ISHARES TR                     RUSSELL 2000  464287655  $49,509     588,200  SH   PUT        Shared     1           588,200
Itt Corp New                   COM           450911102  $62,071   1,033,648  SH              Shared     1         1,033,648
Johnson & Johnson              COM           478160104  $31,313     528,486  SH              Shared     1           528,486
                               *W EXP
LNC National Corp              07/10/2019    534187117   $2,157     100,000  SH              Shared     1           100,000
Lowes Co. Inc                  COM           548661107  $66,075   2,500,000  SH              Shared     1         2,500,000
Mentor Graphic Corp            COM           587200106  $59,470   4,067,700  SH              Shared     1         4,067,700
Motorola Mobility Holdings Inc COM           620097105  $58,560   2,400,000  SH              Shared     1         2,400,000
North American Energy Partners COM           656844107  $56,699   4,598,466  SH              Shared     1         4,598,466
NYSE Euronext                  COM           629491101   $7,122     202,504  SH              Shared     1           202,504
NYSE Euronext                  COM           629491101  $15,447     439,200  SH   CALL       Shared     1           439,200
Peabody Energy Corporation     COM           704549104  $14,392     200,000  SH   PUT        Shared     1           200,000
                               *W EXP
PNC Financial Svcs Group Inc   12/31/2018    693475121   $4,488     300,000  SH              Shared     1           300,000
Rite Aid Corp                  COM           767754104   $9,627   9,082,000  SH              Shared     1         9,082,000
Royal Bank Scotland Group PLC  SP ADR PREF M 780097796  $77,212   4,486,483  SH              Shared     1         4,486,483
                               ADR PREF
Royal Bank Scotland Group PLC  SER N         780097770  $25,241   1,483,912  SH              Shared     1         1,483,912
Royal Bank Scotland Group PLC  ADR PFD SER P 780097762   $5,143     306,857  SH              Shared     1           306,857
                               ADR PREF
Royal Bank Scotland Group PLC  SHS Q         780097754  $47,455   2,645,164  SH              Shared     1         2,645,164
                               ADR PREF
Royal Bank Scotland Group PLC  SHS R         780097747   $6,529     395,699  SH              Shared     1           395,699
Royal Bank Scotland Group PLC  SP ADR PREF S 780097739  $69,805   3,986,560  SH              Shared     1         3,986,560
Royal Bank Scotland Group PLC  SP ADR PREF T 780097713  $59,916   3,056,946  SH              Shared     1         3,056,946
SELECT SECTOR SPDR TR          SBI MATERIALS 81369Y100  $44,022   1,100,000  SH   PUT        Shared     1         1,100,000
Smurfit-Stone Container Corp   COM           83272A104  $91,748   2,373,200  SH              Shared     1         2,373,200
                               UTSER1
SPDR S&P MIDCAP 400 ETF TR     S&PDCRP       78467Y107 $238,353   1,327,500  SH   PUT        Shared     1         1,327,500
Sunoco Inc                     COM           86764P109  $90,268   1,980,000  SH              Shared     1         1,980,000
Supervalu Inc                  COM           868536103  $24,518   2,745,569  SH              Shared     1         2,745,569
Tenet Healthcare               COM           88033G100  $50,634   6,796,466  SH              Shared     1         6,796,466
Tivo Inc                       COM           888706108   $4,375     500,000  SH              Shared     1           500,000
United Community Banks, Inc    CAP STK       90984P105   $2,584   1,147,514  SH              Shared     1         1,147,514
Universal American Corp        COM           913377107 $156,174   6,816,833  SH              Shared     1         6,816,833
Williams Co                    COM           969457100  $83,406   2,675,000  SH              Shared     1         2,675,000
Yahoo Inc                      COM           984332106  $55,017   3,298,396  SH              Shared     1         3,298,396
YPF Sociedad Anonima           SPON ADR CL D 984245100  $31,514     707,547  SH              Shared     1           707,547

Total Fair Market Value (in thousands)               $3,083,503